Supplementary Financial Statements Information (Inventories) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Supplementary Financial Statements Information [Abstract]
Raw materials and subassemblies	$ 1,952	$ 1,628
Work in process	442	297
Finished products	2,001	1,434
Inventories	$ 4,395	$ 3,359